Significant accounting policies	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Significant accounting policies

3. Significant accounting policies

(i) Basis of consolidation

Subsidiaries and controlled trusts

The Company determines the basis of control in line with the requirements of IFRS 10, Consolidated Financial Statements. Subsidiaries and controlled trusts are entities controlled by the Group. The Group controls an entity when the parent has power over the entity, it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. The financial statements of subsidiaries and controlled trusts are included in the consolidated financial statements from the date on which control commences until the date on which control ceases.

All intra-Group balances, transactions, income and expenses are eliminated in full on consolidation.

Non-controlling interest

Non-controlling interests in the net assets (excluding goodwill) of consolidated subsidiaries are identified separately from the Company’s equity. The interest of non-controlling shareholders may be initially measured either at fair value or at the non-controlling interest’s proportionate share of the fair value of the acquiree’s identifiable net assets. The choice of measurement basis is made on an acquisition to acquisition basis. Subsequent to acquisition, the carrying amount of non-controlling interest is the amount of those interests at initial recognition plus the non-controlling interest’s share of subsequent changes in equity. Total comprehensive income is attributed to non-controlling interests even if it results in the non-controlling interest having a deficit balance.

Investments accounted for using the equity method

Investments accounted for using the equity method are entities in respect of which, the Company has significant influence, but not control, over the financial and operating policies. Generally, a Company has a significant influence if it holds between 20 and 50 percent of the voting power of another entity. Investments in such entities are accounted for using the equity method and are initially recognized at cost. The carrying amount of investment is increased/ decreased to recognized investors share of profit or loss of the investee after the acquisition date.

Non current assets and disposal groups held for sale

Assets of disposal groups that is available for immediate sale and where the sale is highly probable of being completed within one year from the date of classification are considered and classified as assets held for sale. Non current assets and disposal groups held for sale are measured at the lower of carrying amount and fair value less costs to sell.

(ii) Functional and presentation currency

Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which these entities operate (i.e. the “functional currency”). These consolidated financial statements are presented in Indian rupees, which is the functional currency of the Parent Company.

(iii) Foreign currency transactions and translation

a) Transactions and balances

Transactions in foreign currency are translated into the respective functional currencies using the exchange rates prevailing at the date of the transaction. Foreign exchange gains and losses resulting from the settlement of such transactions and from translation at the exchange rates prevailing at the reporting date of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statement of income and reported within foreign exchange gains/(losses), net, within results of operating activities except when deferred in other comprehensive income as qualifying cash flow hedges and qualifying net investment hedges. Gains/(losses), net relating to translation or settlement of borrowings denominated in foreign currency are reported within finance expense. Non-monetary assets and liabilities denominated in foreign currency and measured at historical cost are translated at the exchange rate prevalent at the date of transaction. Translation differences on non-monetary financial assets measured at fair value at the reporting date, such as equities classified as financial instruments measured at fair value through other comprehensive income are included in other comprehensive income, net of taxes.

b) Foreign operations

For the purpose of presenting consolidated financial statements, the assets and liabilities of the Company’s foreign operations that have a functional currency other than Indian rupees are translated into Indian rupees using exchange rates prevailing at the reporting date. Income and expense items are translated at the average exchange rates for the period. Exchange differences arising, if any, are recognized in other comprehensive income and held in foreign currency translation reserve (FCTR), a component of equity, except to the extent that the translation difference is allocated to non-controlling interest. When a foreign operation is disposed of, the relevant amount recognized in FCTR is transferred to the consolidated statement of income as part of the profit or loss on disposal. Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the exchange rate prevailing at the reporting date.

c) Others

Foreign currency differences arising on the translation or settlement of a financial liability designated as a hedge of a net investment in a foreign operation are recognized in other comprehensive income and presented within equity in the FCTR to the extent the hedge is effective. To the extent the hedge is ineffective, such differences are recognized in the consolidated statement of income.

When the hedged part of a net investment is disposed of, the relevant amount recognized in FCTR is transferred to the consolidated statement of income as part of the profit or loss on disposal. Foreign currency differences arising from translation of intercompany receivables or payables relating to foreign operations, the settlement of which is neither planned nor likely in the foreseeable future, are considered to form part of net investment in foreign operation and are recognized in FCTR.

(iv) Financial instruments

A)	Non-derivative financial instruments:

Non-derivative financial instruments consist of:

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financial assets include cash and cash equivalents, trade receivables, unbilled receivables, finance lease receivables, employee and other advances, investments in equity and debt securities and eligible current and non-current assets; Financial assets are derecognized when substantial risks and rewards of ownership of the financial asset have been transferred. In cases where substantial risks and rewards of ownership of the financial assets are neither transferred nor retained, financial assets are derecognized only when the Company has not retained control over the financial asset.

•	financial liabilities include long and short-term loans and borrowings, bank overdrafts, trade payables, eligible current and non-current liabilities.

Non-derivative financial instruments are recognized initially at fair value. Subsequent to initial recognition, non-derivative financial instruments are measured as described below:

a. Cash and cash equivalents

The Company’s cash and cash equivalents consist of cash on hand and in banks and demand deposits with banks, which can be withdrawn at any time, without prior notice or penalty on the principal.

For the purposes of the cash flow statement, cash and cash equivalents include cash on hand, in banks and demand deposits with banks, net of outstanding bank overdrafts that are repayable on demand and are considered part of the Company’s cash management system. In the consolidated statement of financial position, bank overdrafts are presented under borrowings within current liabilities.

b. Investments

Financial instruments measured at amortized cost:

Debt instruments that meet the following criteria are measured at amortized cost (except for debt instruments that are designated at fair value through Profit or Loss (FVTPL) on initial recognition):

•	the asset is held within a business model whose objective is to hold assets in order to collect contractual cash flows; and

•	the contractual terms of the instrument give rise on specified dates to cash flows that are solely payment of principal and interest on the principal amount outstanding.

Financial instruments measured at fair value through other comprehensive income (FVTOCI):

Debt instruments that meet the following criteria are measured at fair value through other comprehensive income (FVTOCI) (except for debt instruments that are designated at fair value through Profit or Loss (FVTPL) on initial recognition):

•	the asset is held within a business model whose objective is achieved both by collecting contractual cash flows and selling the financial asset; and

•	the contractual terms of the instrument give rise on specified dates to cash flows that are solely payment of principal and interest on the principal amount outstanding.

Interest income is recognized in the consolidated statement of income for FVTOCI debt instruments. Other changes in fair value of FVTOCI financial assets are recognized in other comprehensive income. When the investment is disposed of, the cumulative gain or loss previously accumulated in reserves is transferred to the consolidated statement of income.

Financial instruments measured at fair value through profit or loss (FVTPL):

Instruments that do not meet the amortized cost or FVTOCI criteria are measured at FVTPL. Financial assets at FVTPL are measured at fair value at the end of each reporting period, with any gains or losses arising on re-measurement recognized in consolidated statement of income. The gain or loss on disposal is recognized in the consolidated statement of income.

Interest income is recognized in the consolidated statement of income for FVTPL debt instruments. Dividend on financial assets at FVTPL is recognized when the Group’s right to receive dividend is established.

Investments in equity instruments designated to be classified as FVTOCI:

The Company carries certain equity instruments which are not held for trading. The Company has elected the FVTOCI irrevocable option for these instruments. Movements in fair value of these investments are recognized in other comprehensive income and the gain or loss is not transferred to consolidated statement of income on disposal of these investments. Dividends from these investments are recognized in the consolidated statement of income when the Company’s right to receive dividends is established.

c. Other financial assets:

Other financial assets are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are presented as current assets, except for those maturing later than 12 months after the reporting date which are presented as non-current assets. These are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method, less any impairment losses. These comprise trade receivables, unbilled receivables and other assets.

d. Trade and other payables

Trade and other payables are initially recognized at fair value, and subsequently carried at amortized cost using the effective interest method. For these financial instruments, the carrying amounts approximate fair value due to the short-term maturity of these instruments. Contingent consideration recognized in the business combination is subsequently measured at fair value through profit or loss.

B)	Derivative financial instruments

The Company is exposed to foreign currency fluctuations on foreign currency assets, liabilities, net investment in foreign operations and forecasted cash flows denominated in foreign currency.

The Company limits the effect of foreign exchange rate fluctuations by following established risk management policies including the use of derivatives. The Company enters into derivative financial instruments where the counterparty is primarily a bank.

Derivatives are recognized and measured at fair value. Attributable transaction costs are recognized in consolidated statement of income as cost.

Subsequent to initial recognition, derivative financial instruments are measured as described below:

a. Cash flow hedges

Changes in the fair value of the derivative hedging instrument designated as a cash flow hedge are recognized in other comprehensive income and held in cash flow hedging reserve, net of taxes, a component of equity, to the extent that the hedge is effective. To the extent that the hedge is ineffective, changes in fair value are recognized in the consolidated statement of income and reported within foreign exchange gains/(losses), net within results from operating activities. If the hedging instrument no longer meets the criteria for hedge accounting, then hedge accounting is discontinued prospectively. If the hedging instrument expires or is sold, terminated or exercised, the cumulative gain or loss on the hedging instrument recognized in cash flow hedging reserve till the period the hedge was effective remains in cash flow hedging reserve until the forecasted transaction occurs. The cumulative gain or loss previously recognized in the cash flow hedging reserve is transferred to the consolidated statement of income (gross revenues) upon the occurrence of the related forecasted transaction. If the forecasted transaction is no longer expected to occur, such cumulative balance is immediately recognized in the consolidated statement of income.

b. Hedges of net investment in foreign operations

The Company designates derivative financial instruments as hedges of net investments in foreign operations. The Company has also designated a foreign currency denominated borrowing as a hedge of net investment in foreign operations. Changes in the fair value of the derivative hedging instruments and gains/losses on translation or settlement of foreign currency denominated borrowings designated as a hedge of net investment in foreign operations are recognized in other comprehensive income and presented within equity in the FCTR to the extent that the hedge is effective. To the extent that the hedge is ineffective, changes in fair value are recognized in the consolidated statement of income and reported within foreign exchange gains/(losses), net within results from operating activities.

c. Others

Changes in fair value of foreign currency derivative instruments neither designated as cash flow hedges nor hedges of net investment in foreign operations are recognized in the consolidated statement of income and reported within foreign exchange gains/(losses), net within results from operating activities. Changes in fair value and gains/(losses), net on settlement of foreign currency derivative instruments relating to borrowings, which have not been designated as hedges are recorded in finance expense.

C) Derecognition of financial instruments

The Company derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire or it transfers the financial asset and the transfer qualifies for derecognition under IFRS 9. If the Company retains substantially all the risks and rewards of a transferred financial asset, the Company continues to recognize the financial asset and also recognizes a borrowing for the proceeds received. A financial liability (or a part of a financial liability) is derecognized from the group’s balance sheet when the obligation specified in the contract is discharged or cancelled or expires.

(v) Equity and share capital

a) Share capital and securities premium reserve

The authorized share capital of the Company as at March 31, 2019 is ₹ 25,274 divided into 12,504,500,000 equity shares of ₹ 2 each, 25,000,000 preference shares of ₹ 10 each and 150,000 10% optionally convertible cumulative preference shares of ₹ 100 each. Par value of the equity shares is recorded as share capital and the amount received in excess of par value is classified as securities premium reserve.

Every holder of the equity shares, as reflected in the records of the Company, as at the date of the shareholder meeting shall have one vote in respect of each share held for all matters submitted to vote in the shareholder meeting.

b) Shares held by controlled trust (Treasury shares)

The Company’s equity shares held by the controlled trust, which is consolidated as a part of the Group are classified as Treasury shares. The Company has 13,728,607, 23,097,216 and 27,353,853 treasury shares as at March 31, 2017, 2018 and 2019, respectively. Treasury shares are recorded at acquisition cost.

c) Retained earnings

Retained earnings comprises of the Company’s undistributed earnings after taxes. A portion of these earnings amounting as at March 31, 2017, 2018 and 2019 to ₹ 1,139, ₹ 1,139, and ₹ 1,139 respectively, represents capital reserve and Nil, Nil and ₹ 28,565 as at March 31, 2017, 2018 and 2019, respectively, represents Special economic zone re-investment reserve which is not freely available for distribution.

d) Share-based payment reserve

The share-based payment reserve is used to record the value of equity-settled share-based payment transactions with employees. The amounts recorded in share-based payment reserve are transferred to securities premium reserve upon exercise of stock options and restricted stock unit options by employees.

e) Foreign currency translation reserve (FCTR)

The exchange differences arising from the translation of financial statements of foreign subsidiaries, differences arising from translation of long-term inter-company receivables or payables relating to foreign operations settlement of which is neither planned nor likely in the foreseeable future, changes in fair value of the derivative hedging instruments and gains/losses on translation or settlement of foreign currency denominated borrowings designated as hedge of net investment in foreign operations are recognized in other comprehensive income, net of taxes and presented within equity in the FCTR.

f) Cash flow hedging reserve

Changes in fair value of derivative hedging instruments designated and effective as a cash flow hedge are recognized in other comprehensive income (net of taxes) and presented within equity as cash flow hedging reserve.

g) Other reserves

Changes in the fair value of financial instruments measured at fair value through other comprehensive income and actuarial gains and losses on defined benefit plans are recognized in other comprehensive income (net of taxes) and presented within equity in other reserves.

Other reserves also include Capital redemption reserve as at March 31, 2017, 2018 and 2019 amounting to ₹ 80, ₹ 767 and Nil, respectively, which is not freely available for distribution.

h) Dividend

A final dividend, including tax thereon, on common stock is recorded as a liability on the date of approval by the shareholders. An interim dividend, including tax thereon, is recorded as a liability on the date of declaration by the board of directors.

i) Buyback of equity shares

The buyback of equity shares and related transaction costs are recorded as a reduction of free reserves. Further, capital redemption reserves are created as an apportionment from retained earnings.

(vi) Property, plant and equipment

a) Recognition and measurement

Property, plant and equipment are measured at cost less accumulated depreciation and impairment losses, if any. Cost includes expenditures directly attributable to the acquisition of the asset. General and specific borrowing costs directly attributable to the construction of a qualifying asset are capitalized as part of the cost.

Capital work- in-progress are measured at cost less accumulated impairment losses, if any.

b) Depreciation

The Company depreciates property, plant and equipment over the estimated useful life on a straight-line basis from the date the assets are available for use. Assets acquired under finance lease and leasehold improvements are amortized over the shorter of estimated useful life of the asset or the related lease term. Term licenses are amortized over their respective contract term. Freehold land is not depreciated. The estimated useful life of assets is reviewed and where appropriate are adjusted, annually. The estimated useful lives of assets are as follows:

Category	Useful life
Buildings	28 to 40 years
Plant and machinery	5 to 21 years
Computer equipment and software	2 to 7 years
Furniture, fixtures and equipment	3 to 10 years
Vehicles	4 to 5 years

When parts of an item of property, plant and equipment have different useful lives, they are accounted for as separate items (major components) of property, plant and equipment. Subsequent expenditure relating to property, plant and equipment is capitalized only when it is probable that future economic benefits associated with these will flow to the Company and the cost of the item can be measured reliably.

Deposits and advances paid towards the acquisition of property, plant and equipment outstanding as at each reporting date and the cost of property, plant and equipment not available for use before such date are disclosed under capital work- in-progress.

(vii) Business combination, Goodwill and Intangible assets

a) Business combination

Business combinations are accounted for using the purchase (acquisition) method. The cost of an acquisition is measured as the fair value of the assets transferred, liabilities incurred or assumed, and equity instruments issued at the date of exchange by the Company. Identifiable assets acquired, and liabilities and contingent liabilities assumed in a business combination are measured initially at fair value at the date of acquisition. Transaction costs incurred in connection with a business acquisition are expensed as incurred.

The cost of an acquisition also includes the fair value of any contingent consideration measured as at the date of acquisition. Any subsequent changes to the fair value of contingent consideration classified as liabilities, other than measurement period adjustments, are recognized in the consolidated statement of income.

b) Goodwill

The excess of the cost of an acquisition over the Company’s share in the fair value of the acquiree’s identifiable assets, liabilities and contingent liabilities is recognized as goodwill. If the excess is negative, a bargain purchase gain is recognized immediately in the consolidated statement of income. Goodwill is measured at cost less accumulated impairment (if any).

Goodwill associated with disposal of an operation that is part of cash-generating unit is measured on the basis of the relative values of the operation disposed of and the portion of the cash-generating unit retained, unless some other method better reflects the goodwill associated with the operation disposed.

c) Intangible assets

Intangible assets acquired separately are measured at cost of acquisition. Intangible assets acquired in a business combination are measured at fair value as at the date of acquisition. Following initial recognition, intangible assets are carried at cost less accumulated amortization and impairment losses, if any.

The amortization of an intangible asset with a finite useful life reflects the manner in which the economic benefit is expected to be generated and is included in selling and marketing expenses in the consolidated statement of income.

The estimated useful life of amortizable intangibles are reviewed and where appropriate are adjusted, annually. The estimated useful lives of the amortizable intangible assets for the current and comparative periods are as follows:

Category	Useful life
Customer-related intangibles	5 to 15 years
Marketing related intangibles	3 to 5 years

(viii) Leases

The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at the inception date. The arrangement is, or contains a lease if, fulfillment of the arrangement is dependent on the use of a specific asset or assets or the arrangement conveys a right to use the asset or assets, even if that right is not explicitly specified in an arrangement.

a) Arrangements where the Company is the lessee

Leases of property, plant and equipment, where the Company assumes substantially all the risks and rewards of ownership are classified as finance leases. Finance leases are capitalized at lower of the fair value of the leased property and the present value of the minimum lease payments. Lease payments are apportioned between the finance charge and the outstanding liability. The finance charge is allocated to periods during the lease term at a constant periodic rate of interest on the remaining balance of the liability.

Leases where the lessor retains substantially all the risks and rewards of ownership are classified as operating leases. Payments made under operating leases are recognized in the consolidated statement of income on a straight-line basis over the lease term.

b) Arrangements where the Company is the lessor

In certain arrangements, the Company recognizes revenue from the sale of products given under finance leases. The Company records gross finance receivables, unearned income and the estimated residual value of the leased equipment on consummation of such leases. Unearned income represents the excess of the gross finance lease receivable plus the estimated residual value over the sales price of the equipment. The Company recognizes unearned income as finance income over the lease term using the effective interest method.

(ix) Inventories

Inventories are valued at lower of cost and net realizable value, including necessary provision for obsolescence. Cost is determined using the weighted average method.

(x) Impairment

A) Financial assets

The Company applies the expected credit loss model for recognizing impairment loss on financial assets measured at amortized cost, debt instruments classified as FVTOCI, trade receivables, lease receivables, contract assets and other financial assets. Expected credit loss is the difference between the contractual cash flows and the cash flows that the entity expects to receive, discounted using the effective interest rate.

Loss allowances for trade receivables and lease receivables are measured at an amount equal to lifetime expected credit loss. Lifetime expected credit losses are the expected credit losses that result from all possible default events over the expected life of a financial instrument. Lifetime expected credit loss is computed based on a provision matrix which takes in to account risk profiling of customers and historical credit loss experience adjusted for forward looking information. For other financial assets, expected credit loss is measured at the amount equal to twelve months expected credit loss unless there has been a significant increase in credit risk from initial recognition, in which case those are measured at lifetime expected credit loss.

B) Non-financial assets

The Company assesses long-lived assets such as property, plant, equipment and acquired intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or group of assets may not be recoverable. If any such indication exists, the Company estimates the recoverable amount of the asset or group of assets. The recoverable amount of an asset or cash generating unit is the higher of its fair value less cost of disposal (FVLCD) and its value-in-use (VIU). The VIU of long-lived assets is calculated using projected future cash flows. FVLCD of a cash generating unit is computed using turnover and earnings multiples. If the recoverable amount of the asset or the recoverable amount of the cash generating unit to which the asset belongs is less than its carrying amount, the carrying amount is reduced to its recoverable amount. The reduction is treated as an impairment loss and is recognized in the consolidated statement of income. If at the reporting date, there is an indication that a previously assessed impairment loss no longer exists, the recoverable amount is reassessed and the impairment losses previously recognized are reversed such that the asset is recognized at its recoverable amount but not exceeding written down value which would have been reported if the impairment losses had not been recognized initially.

Goodwill is tested for impairment at least annually at the same time and when events occur or changes in circumstances indicate that the recoverable amount of the cash generating unit is less than its carrying value. The goodwill impairment test is performed at the level of cash-generating unit or groups of cash -generating units which represents the lowest level at which goodwill is monitored for internal management purposes. An impairment in respect of goodwill is not reversed.

(xi) Employee benefits

Post-employment and pension plans

The Group participates in various employee benefit plans. Pensions and other post-employment benefits are classified as either defined contribution plans or defined benefit plans. Under a defined contribution plan, the Company’s only obligation is to pay a fixed amount with no obligation to pay further contributions if the fund does not hold sufficient assets to pay all employee benefits. The related actuarial and investment risks are borne by the employee. The expenditure for defined contribution plans is recognized as an expense during the period when the employee provides service. Under a defined benefit plan, it is the Company’s obligation to provide agreed benefits to the employees. The related actuarial and investment risks are borne by the Company. The present value of the defined benefit obligations is calculated by an independent actuary using the projected unit credit method.

Remeasurement comprising actuarial gains or losses and the return on plan assets (excluding interest) are immediately recognized in other comprehensive income, net of taxes and permanently excluded from profit or loss. Instead net interest recognized in profit or loss is calculated by applying the discount rate used to measure the defined benefit obligation to the net defined benefit liability or asset. The actual return on the plan assets above or below the discount rate is recognized as part of remeasurement of net defined liability or asset through other comprehensive income, net of taxes.

The Company has the following employee benefit plans:

a. Provident fund

Employees receive benefits from a provident fund, which is a defined benefit plan. The employer and employees each make periodic contributions to the plan. A portion of the contribution is made to the approved provident fund trust managed by the Company while the remainder of the contribution is made to the government administered pension fund. The contributions to the trust managed by the Company is accounted for as a defined benefit plan as the Company is liable for any shortfall in the fund assets based on the government specified minimum rates of return.

b. Superannuation

Superannuation plan, a defined contribution scheme is administered by third party fund managers. The Company makes annual contributions based on a specified percentage of each eligible employee’s salary.

c. Gratuity

In accordance with the Payment of Gratuity Act, 1972, applicable for Indian companies, the Company provides for a lump sum payment to eligible employees, at retirement or termination of employment based on the last drawn salary and years of employment with the Company. The gratuity fund is managed by third party fund managers. The Company’s obligation in respect of the gratuity plan, which is a defined benefit plan, is provided for based on actuarial valuation using the projected unit credit method. The Company recognizes actuarial gains and losses in other comprehensive income, net of taxes.

d. Termination benefits

Termination benefits are expensed when the Company can no longer withdraw the offer of those benefits.

e. Short-term benefits

Short-term employee benefit obligations are measured on an undiscounted basis and are recorded as expense as the related service is provided. A liability is recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans, if the Company has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

f. Compensated absences

The employees of the Company are entitled to compensated absences. The employees can carry forward a portion of the unutilized accumulating compensated absences and utilize it in future periods or receive cash at retirement or termination of employment. The Company records an obligation for compensated absences in the period in which the employee renders the services that increases this entitlement. The Company measures the expected cost of compensated absences as the additional amount that the Company expects to pay as a result of the unused entitlement that has accumulated at the end of the reporting period. The Company recognizes accumulated compensated absences based on actuarial valuation using the projected unit credit method. Non-accumulating compensated absences are recognized in the period in which the absences occur.

(xii) Share-based payment transactions

Selected employees of the Company receive remuneration in the form of equity settled instruments, for rendering services over a defined vesting period and for company’s performance-based stock options over the defined period. Equity instruments granted are measured by reference to the fair value of the instrument at the date of grant. In cases, where equity instruments are granted at a nominal exercise price, the intrinsic value on the date of grant approximates the fair value. The expense is recognized in the consolidated statement of income with a corresponding increase to the share-based payment reserve, a component of equity.

The equity instruments generally vest in a graded manner over the vesting period. The fair value determined at the grant date is expensed over the vesting period of the respective tranches of such grants (accelerated amortization). The stock compensation expense is determined based on the Company’s estimate of equity instruments that will eventually vest.

(xiii) Provisions

Provisions are recognized when the Company has a present obligation (legal or constructive), as a result of a past event, it is probable that an outflow of economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation.

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognized as an asset, if it is virtually certain that reimbursement will be received, and the amount of the receivable can be measured reliably.

Provisions for onerous contracts are recognized when the expected benefits to be derived by the Company from a contract are lower than the unavoidable costs of meeting the future obligations under the contract. Provisions for onerous contracts are measured at the present value of lower of the expected net cost of fulfilling the contract and the expected cost of terminating the contract.

(xiv) Revenue

The Company derives revenue primarily from software development, maintenance of software/hardware and related services, business process services, sale of IT and other products.

Revenue is recognized upon transfer of control of promised products or services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those products or services. To recognize revenues, the Company applies the following five step approach: (1) identify the contract with a customer, (2) identify the performance obligations in the contract, (3) determine the transaction price, (4) allocate the transaction price to the performance obligations in the contract, and (5) recognize revenues when a performance obligation is satisfied.

At contract inception, the Company assesses its promise to transfer products or services to a customer to identify separate performance obligations. The Company applies judgement to determine whether each product or service promised to a customer is capable of being distinct, and are distinct in the context of the contract, if not, the promised products or services are combined and accounted as a single performance obligation. The Company allocates the arrangement consideration to separately identifiable performance obligation based on their relative stand-alone selling price or residual method. Stand-alone selling prices are determined based on sale prices for the components when it is regularly sold separately, in cases where the Company is unable to determine the stand-alone selling price the Company uses third-party prices for similar deliverables or the company uses expected cost-plus margin approach in estimating the stand-alone selling price.

For performance obligations where control is transferred over time, revenues are recognized by measuring progress towards completion of the performance obligation. The selection of the method to measure progress towards completion requires judgment and is based on the nature of the promised products or services to be provided.

The method for recognizing revenues and costs depends on the nature of the services rendered:

A. Time and materials contracts

Revenues and costs relating to time and materials are recognized as the related services are rendered.

B. Fixed-price contracts

i. Fixed-price development contracts

Revenues from fixed-price contracts, including software development, and integration contracts, where the performance obligations are satisfied over time, are recognized using the “percentage-of-completion” method. Percentage of completion is determined based on project costs incurred to date as a percentage of total estimated project costs required to complete the project. The cost expended (or input) method has been used to measure progress towards completion as there is a direct relationship between input and productivity. If the Company is not able to reasonably measure the progress of completion, revenue is recognized only to the extent of costs incurred, for which recoverability is probable. When total cost estimates exceed revenues in an arrangement, the estimated losses are recognized in the consolidated statement of income in the period in which such losses become probable based on the current contract estimates as an onerous contract provision.

A contract asset is a right to consideration that is conditional upon factors other than the passage of time. Contract assets primarily relate to unbilled amounts on fixed-price development contracts and are classified as non-financial asset as the contractual right to consideration is dependent on completion of contractual milestones.

A contract liability is an entity’s obligation to transfer goods or services to a customer for which the entity has received consideration (or the amount is due) from the customer.

Unbilled revenues on other than fixed price development contracts are classified as a financial asset where the right to consideration is unconditional upon passage of time

ii. Maintenance contracts

Revenues related to fixed-price maintenance, testing and business process services are recognized based on our right to invoice for services performed for contracts in which the invoicing is representative of the value being delivered. If our invoicing is not consistent with value delivered, revenues are recognized as the service is performed using the percentage of completion method. When services are performed through an indefinite number of repetitive acts over a specified period, revenue is recognized on a straight-line basis over the specified period unless some other method better represents the stage of completion.

In certain projects, a fixed quantum of service or output units is agreed at a fixed price for a fixed term. In such contracts, revenue is recognized with respect to the actual output achieved till date as a percentage of total contractual output. Any residual service unutilized by the customer is recognized as revenue on completion of the term.

iii. Volume based contracts

Revenues and costs are recognized as the related services are rendered.

C. Products

Revenue on product sales are recognized when the customer obtains control of the specified asset.

D. Others

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Any change in scope or price is considered as a contract modification. The Company accounts for modifications to existing contracts by assessing whether the services added are distinct and whether the pricing is at the stand-alone selling price. Services added that are not distinct are accounted for on a cumulative catch up basis, while those that are distinct are accounted for prospectively, either as a separate contract if the additional services are priced at the stand-alone selling price, or as a termination of the existing contract and creation of a new contract if not priced at the stand-alone selling price.

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The Company accounts for variable considerations like, volume discounts, rebates and pricing incentives to customers as reduction of revenue on a systematic and rational basis over the period of the contract. The Company estimates an amount of such variable consideration using expected value method or the single most likely amount in a range of possible consideration depending on which method better predicts the amount of consideration to which the Company may be entitled.

•	Revenues are shown net of allowances/ returns, sales tax, value added tax, goods and services tax and applicable discounts and allowances.

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The Company accrues the estimated cost of warranties at the time when the revenue is recognized. The accruals are based on the Company’s historical experience of material usage and service delivery costs.

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Incremental costs that relate directly to a contract and incurred in securing a contract with a customer are recognized as an asset when the Company expects to recover these costs and amortized over the contract term.

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The Company recognizes contract fulfilment cost as an asset if those costs specifically relate to a contract or to an anticipated contract, the costs generate or enhance resources that will be used in satisfying performance obligations in future; and the costs are expected to be recovered. The asset so recognized is amortized on a systematic basis consistent with the transfer of goods or services to customer to which the asset relates.

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The Company assesses the timing of the transfer of goods or services to the customer as compared to the timing of payments to determine whether a significant financing component exists. As a practical expedient, the Company does not assess the existence of a significant financing component when the difference between payment and transfer of deliverables is a year or less. If the difference in timing arises for reasons other than the provision of finance to either the customer or us, no financing component is deemed to exist.

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The Company may enter into arrangements with third party suppliers to resell products or services. In such cases, the Company evaluates whether the Company is the principal (i.e. report revenues on a gross basis) or agent (i.e. report revenues on a net basis). In doing so, the Company first evaluates whether the Company controls the good or service before it is transferred to the customer. If Company controls the good or service before it is transferred to the customer, Company is the principal; if not, the Company is the agent.

(xv) Finance expenses

Finance expenses comprises interest cost on borrowings, gains or losses arising on re-measurement of financial assets measured at FVTPL, gains/ (losses) on translation or settlement of foreign currency borrowings and changes in fair value and gains/ (losses) on settlement of related derivative instruments. Borrowing costs that are not directly attributable to a qualifying asset are recognized in the consolidated statement of income using the effective interest method.

(xvi) Finance and other income

Finance and other income comprise interest income on deposits, dividend income and gains / (losses) on disposal of investments. Interest income is recognized using the effective interest method. Dividend income is recognized when the right to receive payment is established.

(xvii) Income tax

Income tax comprises current and deferred tax. Income tax expense is recognized in the consolidated statement of income except to the extent it relates to a business combination, or items directly recognized in equity or in other comprehensive income.

a) Current income tax

Current income tax for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities based on the taxable income for the period. The tax rates and tax laws used to compute the current tax amounts are those that are enacted or substantively enacted as at the reporting date and applicable for the period. The Company offsets current tax assets and current tax liabilities, where it has a legally enforceable right to set off the recognized amounts and where it intends either to settle on a net basis, or to realize the asset and liability simultaneously.

b) Deferred income tax

Deferred income tax is recognized using the balance sheet approach. Deferred income tax assets and liabilities are recognized for deductible and taxable temporary differences arising between the tax base of assets and liabilities and their carrying amount in financial statements, except when the deferred income tax arises from the initial recognition of goodwill or an asset or liability in a transaction that is not a business combination and affects neither accounting nor taxable profits or loss at the time of the transaction.

Deferred income tax assets are recognized to the extent it is probable that taxable profit will be available against which the deductible temporary differences and the carry forward of unused tax credits and unused tax losses can be utilized.

Deferred income tax liabilities are recognized for all taxable temporary differences except in respect of taxable temporary differences that is expected to reverse within the tax holiday period, taxable temporary differences associated with investments in subsidiaries, associates and foreign branches where the timing of the reversal of the temporary difference can be controlled and it is probable that the temporary difference will not reverse in the foreseeable future.

The carrying amount of deferred income tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized.

Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply in the period when the asset is realized, or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

The Company offsets deferred income tax assets and liabilities, where it has a legally enforceable right to offset current tax assets against current tax liabilities, and they relate to taxes levied by the same taxation authority on either the same taxable entity, or on different taxable entities where there is an intention to settle the current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

(xviii) Earnings per share

Basic earnings per share is computed using the weighted average number of equity shares outstanding during the period adjusted for treasury shares held. Diluted earnings per share is computed using the weighted-average number of equity and dilutive equivalent shares outstanding during the period, using the treasury stock method for options, except where the results would be anti-dilutive.

The number of equity shares and potentially dilutive equity shares are adjusted retrospectively for all periods presented for any splits and bonus shares issues including for change effected prior to the approval of the consolidated financial statements by the Board of Directors.

(xix) Cash flow statement

Cash flow are reported using the indirect method, whereby profit for the period is adjusted for the effects of transactions of a non-cash nature, any deferrals or accruals of past or future operating cash receipts or payments and item of income or expenses associated with investing or financing cash flows. The cash from operating, investing and financing activities of the Company are segregated.

The amendment to IAS 7, require entities to provide disclosures about changes in their liabilities arising from financing activities, including both changes arising from cash flows and non-cash changes (such as foreign exchange gains or losses).

(xx) Assets held for sale

Sale of business is classified as held for sale, if their carrying amount is intended to be recovered principally through sale rather than through continuing use. The condition for classification as held for sale is met when disposal business is available for immediate sale and the same is highly probable of being completed within one year from the date of classification as held for sale.

(xxi) Discontinued operations

A discontinued operation is a component of the Company’s business that represents a separate line of business that has been disposed off or is held for sale, or is a subsidiary acquired exclusively with a view to resale. Classification as a discontinued operation occurs upon the earlier of disposal or when the operation meets the criteria to be classified as held for sale.

(xxii) Disposal of assets

The gain or loss arising on disposal or retirement of assets are recognized in the consolidated statement of income.

New Accounting standards adopted by the Company:

IFRS 15 — Revenue from Contracts with Customers

On April 1, 2018, the Company adopted IFRS 15, “Revenue from Contracts with Customers” using the cumulative catch-up transition method applied to contracts that were not completed as at April 1, 2018. In accordance with the cumulative catch-up transition method, the comparatives have not been retrospectively adjusted.

The adoption of the new standard has resulted in a reduction of ₹ 2,279 in opening retained earnings, primarily relating to certain contract costs because these do not meet the criteria for recognition as costs to fulfil a contract.

On account of adoption of IFRS 15, unbilled revenues pertaining to fixed price development contracts of ₹ 15,038 as at March 31, 2019, has been considered as non-financial Contract assets, which are billable on completion of milestones specified in the contracts.

Unbilled revenues ₹ 22,880 which are billable based on passage of time has been classified as unbilled receivables.

The adoption of IFRS 15, did not have any material impact on the consolidated statement of income and earnings per share for year ended March 31, 2019.

A.	Contract Asset and Liabilities

The Company classifies its right to consideration in exchange for deliverables as either a receivable or a contract asset.

A receivable is a right to consideration that is unconditional. A right to consideration is unconditional if only the passage of time is required before payment of that consideration is due. For example, the company recognizes a receivable for revenues related to time and materials contracts or volume-based contracts. The Company present such receivables as part of unbilled receivables at their net estimated realizable value.

Contract liabilities: During the year ended March 31, 2019, the Company recognized revenue of ₹ 14,570 arising from opening unearned revenue as at April 1, 2018.

Contract assets: During the year ended March 31, 2019, ₹ 13,558 of unbilled revenue pertaining to fixed-price development contracts (balance as at April 1, 2018: ₹ 17,469), has been reclassified to trade receivables on completion of milestones.

Contract assets and liabilities are reported in a net position on a contract by contract basis at the end of each reporting period.

B.	Remaining Performance Obligations

Revenue allocated to remaining performance obligations represents contracted revenue that has not yet been recognized which includes unearned revenue and amounts that will be invoiced and recognized as revenue in future periods. Applying the practical expedient, the Company has not disclosed its right to consideration from customer in an amount that corresponds directly with the value to the customer of the Company’s performance completed to date which are, contracts invoiced on time and material basis and volume based. As at March 31, 2019, the aggregate amount of transaction price allocated to remaining performance obligations, other than those meeting the exclusion criteria above, was ₹ 373,879 of which approximately 59% is expected to be recognized as revenues within two years, and the remainder thereafter. This includes contracts that can be terminated for convenience without a substantive penalty since, based on current assessment, the occurrence of the same is expected to be remote.

C.	Disaggregation of Revenues

The table below presents disaggregated revenues from contracts with customers by business segment, customer location and contract-type. The Company believes that the below disaggregation best depicts the nature, amount, timing and uncertainty of revenue and cash flows from economic factors.

	IT Services								Products	ISRE	Total
	BFSI	Health BU	CBU	ENU	TECH	MFG	COMM	Total
A. Revenue
Rendering of services	173,516	73,942	88,797	72,329	76,108	46,155	32,489	563,336	—	7,965	571,301
Sales of products	—	—	—	—	—	—	—	—	14,544	—	14,544

	173,516	73,942	88,797	72,329	76,108	46,155	32,489	563,336	14,544	7,965	585,845

B. Revenue by geography
India	3,868	2,295	1,006	1,690	1,392	1,534	3,095	14,880	8,154	7,965	30,999
Americas	98,428	57,204	59,262	22,739	54,679	21,541	7,694	321,547	2,112	—	323,659
Europe	46,856	7,591	17,636	29,795	16,441	18,211	7,420	143,950	2,240	—	146,190
Rest of World	24,364	6,852	10,893	18,105	3,596	4,869	14,280	82,959	2,038	—	84,997

	173,516	73,942	88,797	72,329	76,108	46,155	32,489	563,336	14,544	7,965	585,845

C. Revenue by nature of contract
Fixed price and volume based	89,378	53,462	50,425	51,799	47,055	31,843	19,847	343,809	—	6,176	349,985
Time and materials	84,138	20,480	38,372	20,530	29,053	14,312	12,642	219,527	—	1,789	221,316
Products	—	—	—	—	—	—	—	—	14,544	—	14,544

	173,516	73,942	88,797	72,329	76,108	46,155	32,489	563,336	14,544	7,965	585,845

IFRIC 22 — Foreign currency transactions and Advance consideration

The Company has applied IFRIC 22 prospectively effective April 1, 2018. The effect on adoption of IFRIC 22 on the consolidated financial statements is insignificant.

New accounting standards not yet adopted:

Certain new standards, amendments to standards and interpretations are not yet effective for annual periods beginning after April 1 2018, and have not been applied in preparing these consolidated financial statements. New standards, amendments to standards and interpretations that could have potential impact on the consolidated financial statements of the Company are:

IFRS 16 — Leases

On January 13, 2016, the International Accounting Standards Board issued IFRS 16, Leases. IFRS 16 will replace the existing leases Standard, IAS 17 Leases, and related interpretations. The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases. IFRS 16 introduces a single lessee accounting model and requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value. The Standard also contains enhanced disclosure requirements for lessees.

The standard allows for two methods of transition: the full retrospective approach, requires entities to retrospectively apply the new standard to each prior reporting period presented and the entities need to adjust equity at the beginning of the earliest comparative period presented, or the modified retrospective approach, under which the date of initial application of the new leases standard, lessees recognize the cumulative effect of initial application as an adjustment to the opening balance of equity as at annual periods beginning on or after January 1, 2019.

The Company will adopt this standard using modified retrospective method effective April 1, 2019, and accordingly, the comparative for year ended March 31, 2018 and 2019, will not be retrospectively adjusted. The Company has elected certain available practical expedients on transition.

Based on assessment, the effect of adoption as on transition date would majorly result in recognizing a right-of-use assets and corresponding lease liabilities of approximately ₹ 13,266 and ₹ 15,867 respectively. There will be reclassification in the cash flow categories in the statement of cash flows.

IFRIC 23 — Uncertainty over Income Tax treatments

On June 7, 2017, the International Accounting Standards Board issued IFRIC 23 which clarifies the accounting for uncertainties in income taxes. The interpretation is to be applied to the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatments under IAS 12. The entity has to consider the probability of the relevant taxation authority accepting the tax treatment and the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates would depend upon the probability. The effective date for adoption of IFRIC 23 for annual periods beginning on or after January 1, 2019, though early adoption is permitted. The Company will apply IFRIC 23 prospectively from the effective date and the effect on adoption of IFRIC 23 on the consolidated financial statement is insignificant.

Amendment to IAS 12 — Income Taxes

In December 2017, the International Accounting Standard Board had issued amendments to IAS 12 – Income Taxes. The amendments clarify that an entity shall recognize the income tax consequences of dividends on financial instruments classified as equity according to where the entity originally recognized those past transactions or events that generated distributable profits were recognized. The effective date of these amendments is annual periods beginning on or after January 1, 2019, though earlier adoption is permitted. The Company does not plan to early adopt this amendment and is currently assessing the impact of this amendment on the Company’s consolidated financial statements.

Amendment to IAS 19 — Plan Amendment, Curtailment or Settlement

On 7 February 2018, the International Accounting Standard Board has issued amendments to IAS 19, ‘Employee Benefits’, in connection with accounting for plan amendments, curtailments and settlements requiring an entity to determine the current service costs and the net interest for the period after the remeasurement using the assumptions used for the remeasurement; and determine the net interest for the remaining period based on the remeasured net defined benefit liability or asset. These amendments are effective for annual reporting periods beginning on or after January 1, 2019, with early application permitted. The Company will apply the amendment to IAS 19 prospectively from the effective date and the effect on adoption of the amendment on the consolidated financial statement is insignificant.

Amendment to IFRS 3 — Business combination

On October 22, 2018, the International Accounting Standard Board has issued amendments to IFRS 3, ‘Business Combinations’, in connection with clarification of business definition, which help in determining whether an acquisition made is of a business or a group of assets. The amendment added a test that makes it easier to conclude that a company has acquired a group of assets, rather than a business, if the value of the assets acquired is substantially all concentrated in a single asset or group of similar assets. These amendments are effective for annual reporting periods beginning on or after January 1, 2020, with early application permitted. The Company is currently evaluating the impact of amendment to IFRS 3 on the Company’s consolidated financial statement.